Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Millions	Feb. 01, 2015	Feb. 02, 2014
Statement of Financial Position [Abstract]
Common Stock, par value	$ 0.05	$ 0.05
Common Stock, authorized	10,000	10,000
Common Stock, issued	1,768	1,761
Common Stock, outstanding	1,307	1,380
Treasury Stock, shares	461	381